SHARE CAPITAL (Details 1)	12 Months Ended
Dec. 31, 2021 CAD ($) shares
Statement [Line Items]
Warrants, outstanding | shares	91,892,620
Weighted average exercise price, outstanding | $	$ 45
Weighted average remaining life, outstanding	1 year 8 months 15 days
Warrant 1
Statement [Line Items]
Warrants, outstanding | shares	18,247,009
Weighted average exercise price, outstanding | $	$ 31
Weighted average remaining life, outstanding	1 year 1 month 24 days
Exercise price	0.31
Warrant 2
Statement [Line Items]
Warrants, outstanding | shares	44,845,611
Weighted average exercise price, outstanding | $	$ 37
Weighted average remaining life, outstanding	2 years 7 months 9 days
Exercise price	0.37
Warrant 3
Statement [Line Items]
Warrants, outstanding | shares	50,000
Weighted average exercise price, outstanding | $	$ 42
Weighted average remaining life, outstanding	1 year 6 months 29 days
Exercise price	0.42
Warrant 4
Statement [Line Items]
Warrants, outstanding | shares	28,750,000
Weighted average exercise price, outstanding | $	$ 65
Weighted average remaining life, outstanding	7 months 24 days
Exercise price	0.65